Warrants (Details Narrative)		12 Months Ended
	Jan. 02, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		2 years 1 month 2 days	2 years 4 months 6 days	2 years 4 months 6 days
Proceeds from exercise of warrants		$ 1,208,249	$ 1,772,884
Issuance of fair value warrants			$ 15,616
Issuance of private placement shares | shares			3,776,249	3,776,249
Number of stock issued for exercise of warrants | shares			4,068,080	4,068,080
Value of stock issued for exercise of warrants			$ 163,162
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%
Private placements [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants			$ 75,000
Exercise price per share | $ / shares			$ 0.32
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		1 year 8 months 15 days	1 year 7 months 17 days	1 year 7 months 17 days
Fair value of warrants				$ 472,899
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%
Expected volatility, share options granted			215.00%	215.00%
Risk free interest rate, share options granted			0.16%	0.16%
Warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 288,618	$ 686,504
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%
Expected volatility, share options granted		111.00%	159.00%	159.00%
Risk free interest rate, share options granted		4.52%	0.89%	0.89%
Expected life		5 months 4 days	1 year 6 months 21 days	1 year 6 months 21 days
Fair value of warrants		$ 4,827